Insurance Contracts - Summary of Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Death Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	₩ 0	₩ 0
Insurance contract liabilities	12,184,805	10,523,709
Net insurance contract liabilities	12,184,805	10,523,709
Reinsurance contract assets	365	837
Reinsurance contract liabilities	14,913	12,008
Net reinsurance contract assets (liabilities)	(14,548)	(11,171)
Health Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	449,459	331,137
Net insurance contract liabilities	449,459	331,137
Reinsurance contract assets	0	0
Reinsurance contract liabilities	17,275	16,572
Net reinsurance contract assets (liabilities)	(17,275)	(16,572)
Pension Savings
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	6,992,772	7,337,627
Net insurance contract liabilities	6,992,772	7,337,627
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Variable Life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	6,256,123	5,716,165
Net insurance contract liabilities	6,256,123	5,716,165
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Life Insurance Compound
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	0	0
Net insurance contract liabilities	0	0
Reinsurance contract assets	5,545	3,827
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	5,545	3,827
Long Term Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	219,782	78,687
Insurance contract liabilities	20,429,882	18,195,275
Net insurance contract liabilities	20,210,100	18,116,588
Reinsurance contract assets	455,016	381,733
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	455,016	381,733
General Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	9,858	4,617
Insurance contract liabilities	1,505,850	1,470,773
Net insurance contract liabilities	1,495,992	1,466,156
Reinsurance contract assets	957,040	1,014,265
Reinsurance contract liabilities	3,842	3,148
Net reinsurance contract assets (liabilities)	953,198	1,011,117
Automobile Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	2,224,924	2,172,574
Net insurance contract liabilities	2,224,924	2,172,574
Reinsurance contract assets	10,513	31,750
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	10,513	31,750
Overseas Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	264,737	222,174
Net insurance contract liabilities	264,737	222,174
Reinsurance contract assets	226,689	63,554
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	₩ 226,689	₩ 63,554